Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Goodwill	£ 6,146	£ 5,985
Other Intangible assets, net	35,011	36,330
Property, plant and equipment, net	18,232	8,740
Investment in joint venture	0	424
Right-of-use assets, net	6,844	5,154
Other receivables	100	100
Investments in equity instruments	2,145	2,145
Total non-current assets	68,478	58,878
Current assets
Trade receivables	374	1,189
Other receivables and contract assets	8,751	6,313
Current tax assets	18,416	11,754
Inventories	159	359
Short term bank deposits	100,059	0
Cash and cash equivalents	501,832	562,173
Total current assets	629,591	581,788
Total assets	698,069	640,666
Capital and reserves
Share capital	61	60
Share premium	364,597	364,579
Deferred shares	0	3
Capital redemption reserve	3	0
Foreign exchange reserve	366	(659)
Share-based payment reserve	25,225	12,930
Fair value reserve	(199)	(199)
Merger reserve	54,213	54,213
Retained earnings	90,818	135,886
Total equity attributable to owners of the parent	535,084	566,813
Non-current liabilities
Loans	304	296
Lease liabilities	4,912	3,804
Deferred tax liability, net	6,330	7,121
Contract liabilities and other advances	81,362	16,359
Provisions	740	537
Total non-current liabilities	93,648	28,117
Current liabilities
Trade payables	16,811	6,290
Current lease liabilities	1,454	1,075
Contract Liabilities and other advances	34,085	29,962
Other current payables	16,987	8,409
Total current liabilities	69,337	45,736
Total liabilities	162,985	73,853
Total equity and liabilities	£ 698,069	£ 640,666